Restructuring (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring (Textual) [Abstract]
Restructuring expenses	$ 2	$ 16
Severance and Other Employee Costs [Member]
Restructuring (Textual) [Abstract]
Restructuring expenses		$ 16